CURRENT AND DEFERRED TAXES (Details) - Schedule of composition of income/(loss) tax expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT AND DEFERRED TAXES (Details) - Schedule of composition of income/(loss) tax expense [Line Items]
Total current tax expense, net	$ (47,599)	$ 3,801	$ (72,647)
Deferred tax expense, net, total	(521,336)	546,387	126,344
Income/(loss) tax expense	(568,935)	550,188	53,697
Foreign countries [member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of composition of income/(loss) tax expense [Line Items]
Total current tax expense, net	(9,943)	(4,232)	(76,806)
Deferred tax expense, net, total	4,309	(235,963)	(37,294)
Country of domicile [member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of composition of income/(loss) tax expense [Line Items]
Total current tax expense, net	(37,656)	8,033	4,159
Deferred tax expense, net, total	$ (525,645)	$ 782,350	$ 163,638